Revenue from Contract with Customers	6 Months Ended
Sep. 30, 2022
Revenue from Contract with Customers [abstract]
REVENUE FROM CONTRACT WITH CUSTOERS

NOTE 3 — REVENUE FROM CONTRACT WITH CUSTOMERS

Revenue from contract with customers consist of the following for the 6 month ended September 30,
2022 and ended September 30, 2021:

Disaggregated revenue information	For the 6 months period ended September 30, 2022	For the 6 months period ended September 30, 2021
	(US$)	(US$)
Types of services:
Subscription revenues	$—	$—
Placement fees	—	—
Carriage fees	—	—
Advertisement income	—	—
Fibre lease charges	—	—
Telemedicine service charges	—	102,013
Others	—	—
Total Revenue from customers	$—	$102,013
Timing of revenue recognition
Product transferred at point in time	—	—
Services transferred over time	$—	$102,013
Total	$—	$102,013

Contract balances:

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

	For the 6 months period ended September 30, 2022	For the year ended March 31, 2022
	(US$)	(US$)
Receivables, which are included in ‘trade receivables	$—	$—
Receivables, acquired in a business combination	—	—

Performance obligations:

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer.